T. ROWE PRICE Maryland Tax-Free Bond Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.4%
DISTRICT OF COLUMBIA 1.9%
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  4,005 3,904
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/42  5,000 5,521
Washington Metropolitan Area Transit Auth., Series A, 5.25%,
7/15/53  15,515 17,052
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  3,625 4,058
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  3,250 3,435
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  8,145 8,394
42,364
MARYLAND 92.0%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 1,959
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 2,037
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,081
Annapolis, Series A, GO, 5.00%, 8/1/43  490 536
Annapolis, Series A, GO, 5.00%, 8/1/46  565 613
Annapolis, Series A, GO, 5.00%, 8/1/48  625 676
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 3,061
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 4.90%, 7/1/30  2,620 2,623
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.125%, 7/1/36  3,315 3,322
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.25%, 7/1/44  7,300 7,303
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  470 470
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/25  580 580
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/32  4,220 4,223
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,555 2,556
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,970 4,970
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 5,454
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,680 5,040
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/47  9,230 9,128

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/37  1,100 1,126
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/38  2,000 2,069
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39  3,105 3,167
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,722
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41  3,105 3,161
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42  1,450 1,474
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  4,125 4,233
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,255 4,721
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45  4,350 4,415
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  5,830 5,964
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,419
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41  1,450 1,476
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37  6,480 6,823
Anne Arundel County, Consolidated Water & Sewer, GO, 3.00%,
10/1/38  2,300 2,017
Anne Arundel County, Consolidated Water & Sewer, GO, 4.50%,
4/1/44  11,250 11,266
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/35  1,445 1,476
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/37  1,805 1,873
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/39  1,125 1,162
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/40  12,345 12,517
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/40  2,125 2,191
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/42  3,105 3,157
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/45  12,925 13,066
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/46  5,375 5,499

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated Water & Sewer, Series 2017,
GO, 5.00%, 10/1/38  2,125 2,199
Anne Arundel County, Consolidated Water & Sewer, Series 2018,
GO, 5.00%, 10/1/47  5,000 5,166
Anne Arundel County, Consolidated Water & Sewer, Series 2020,
GO, 5.00%, 10/1/38  2,470 2,681
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40  3,105 3,164
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45  9,315 9,453
Anne Arundel County, Sewer Improvements, GO, 5.00%, 10/1/43  10,830 11,115
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/33  2,600 2,660
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/34  7,655 7,827
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35  7,655 7,818
Anne County Arundel, Consolidated Water & Sewer, GO, 5.00%,
4/1/43  1,030 1,146
Anne County Arundel, Consolidated Water & Sewer, GO, 5.00%,
10/1/47  2,195 2,416
Baltimore County, GO, 4.00%, 3/1/39  3,025 3,087
Baltimore County, GO, 4.00%, 3/1/40  3,580 3,639
Baltimore County, Consolidated Public Improvement, GO, 3.00%,
3/1/38  3,000 2,640
Baltimore County, Consolidated Public Improvement, GO, 3.00%,
3/1/39  5,000 4,328
Baltimore County, Consolidated Public Improvement, GO, 4.00%,
2/1/34  7,750 7,752
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/41  4,255 4,279
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/44  8,400 8,451
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  10,000 10,178
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 616
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/42  4,595 4,610
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,694
Baltimore County, Metropolitan Dist. 83rd Issue, GO, 4.00%,
3/1/39  3,750 3,819
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/48  10,920 11,987
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/49  4,280 4,690

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  37,775 41,160
Baltimore County, Oak Crest Village, 4.00%, 1/1/38  845 803
Baltimore County, Oak Crest Village, 4.00%, 1/1/39  625 587
Baltimore County, Oak Crest Village, 4.00%, 1/1/40  755 703
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  1,750 1,556
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  8,140 6,995
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  855 855
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  1,065 1,075
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,181
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,250 1,279
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,058
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,040 1,063
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  7,345 7,462
Baltimore County, Riverwood Village, 4.00%, 1/1/34  265 263
Baltimore County, Riverwood Village, 4.00%, 1/1/35  1,065 1,048
Baltimore County, Riverwood Village, 4.00%, 1/1/45  10,545 9,429
Baltimore County, Riverwood Village, 4.00%, 1/1/50  9,965 8,563
Baltimore County, Riverwood Village, Series 2020, 4.00%, 1/1/36  250 243
Baltimore, Center/West Dev., Series A, 5.375%, 6/1/36  1,000 1,008
Baltimore, Center/West Dev., Series A, 5.50%, 6/1/43  1,450 1,457
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/25  590 595
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 378
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 525
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,226
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 938
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 519
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 418
Baltimore, East Baltimore Research Park, Series A, 5.00%, 9/1/38  1,865 1,854
Baltimore, Harbor Point Project, 4.50%, 6/1/33  400 390
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,025 2,008
Baltimore, Harbor Point Project, 4.875%, 6/1/42  875 839
Baltimore, Harbor Point Project, 5.00%, 6/1/36  3,800 3,784
Baltimore, Harbor Point Project, 5.00%, 6/1/51  5,700 5,414
Baltimore, Harbor Point Project, 5.125%, 6/1/43  11,230 11,000
Baltimore, Harbor Point Project, Series A, 3.20%, 6/1/30 (1) 200 181
Baltimore, Harbor Point Project, Series A, 3.25%, 6/1/31 (1) 220 197
Baltimore, Harbor Point Project, Series A, 3.30%, 6/1/32 (1) 250 222
Baltimore, Harbor Point Project, Series A, 3.35%, 6/1/33 (1) 270 237
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (1) 650 539
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (1) 4,000 3,196
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (1) 325 282
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (1) 450 375
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (1) 670 539
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (2)(3) 250 261

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Brunswick, Brunswick Crossing Special Taxing Dist., 3.00%,
7/1/24  495 492
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  960 935
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,548 1,558
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/48  1,135 1,118
Charles County, Consolidated Public Improvement, GO, 4.50%,
10/1/52  3,145 3,210
Frederick County, Public Facilities Project, Series A, GO, 2.00%,
10/1/39  9,330 6,653
Frederick County, Public Facilities Project, Series A, GO, 4.00%,
4/1/42  5,780 5,819
Frederick County, Public Facilities Project, Series A, GO, 4.00%,
4/1/43  4,195 4,213
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/31  4,385 4,498
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/32  1,995 2,027
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/33  1,815 1,843
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/34  2,000 2,027
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/36  1,600 1,603
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/37  1,200 1,186
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/39  585 560
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/40  1,155 1,093
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/25  1,000 1,023
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/27  1,550 1,637
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/28  2,645 2,837
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/29  2,545 2,751
Frederick County, Urbana Community Dev. Auth., Series C, 4.00%,
7/1/50 (1) 5,950 5,104
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,354
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,190 1,190
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,140 9,924
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  3,565 3,570
Harford County, Beechtree Estates Project, 4.00%, 7/1/40  885 841

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Harford County, Consolidated Public Improvement, GO, 3.20%,
9/15/37  2,375 2,141
Howard County Housing Commission, Beech's Farm Apartments,
VRDN, 3.25%, 12/1/62  4,300 4,300
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,454
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,425 4,877
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/29  1,055 1,119
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/30  1,035 1,097
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/31  750 794
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/32  550 582
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/37  7,350 7,656
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/42  5,000 5,108
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/46  10,000 10,186
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (1) 480 471
Howard County, Downtown Columbia Project, Series A, 4.125%,
2/15/34 (1) 1,000 946
Howard County, Downtown Columbia Project, Series A, 4.375%,
2/15/39 (1) 1,000 934
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (1) 2,950 2,644
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/49  850 649
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (4) 2,000 2,005
Maryland CDA, 4.65%, 9/1/37  6,000 6,242
Maryland CDA, 4.95%, 9/1/42  4,500 4,681
Maryland CDA, 6.00%, 3/1/53  6,925 7,392
Maryland CDA, Series A, 3.00%, 9/1/51  12,675 12,254
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,449
Maryland CDA, Series A, 3.75%, 3/1/50  11,055 10,906
Maryland CDA, Series A, 4.50%, 9/1/48  6,430 6,457
Maryland CDA, Series A, 5.00%, 9/1/52  4,880 5,014
Maryland CDA, Series B, 3.00%, 9/1/51  32,160 30,941
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 8,737
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 7,243
Maryland CDA, Series B, 4.50%, 9/1/48 (4) 5,730 5,724
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,554

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series C, 3.50%, 3/1/50  5,610 5,498
Maryland CDA, Series C, 4.55%, 7/1/43  4,150 4,193
Maryland CDA, Series C, 5.00%, 9/1/26  375 392
Maryland CDA, Series C, 5.00%, 9/1/29  2,975 3,197
Maryland CDA, Series C, 5.00%, 3/1/30  740 794
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,611
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,688
Maryland CDA, Series C, 5.75%, 9/1/54  6,250 6,657
Maryland CDA, Series F, 5.00%, 7/1/48  980 980
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,250
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,629
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,954
Maryland DOT, Series B, 4.00%, 8/1/37 (4) 1,500 1,479
Maryland DOT, Series B, 4.00%, 8/1/38 (4) 1,500 1,472
Maryland DOT, Series B, 4.00%, 8/1/39 (4) 4,180 4,063
Maryland DOT, Series B, 4.00%, 8/1/40 (4) 5,925 5,712
Maryland DOT, Series B, 4.00%, 8/1/41 (4) 3,125 2,987
Maryland DOT, Series B, 4.00%, 8/1/51 (4) 36,165 32,312
Maryland DOT, Series B, 5.00%, 8/1/31 (4) 1,125 1,235
Maryland DOT, Series B, 5.00%, 8/1/32 (4) 1,420 1,557
Maryland DOT, Series B, 5.00%, 8/1/46 (4) 21,025 21,637
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (4) 3,060 2,773
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (4) 4,800 4,112
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/24 (4) 325 326
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/25 (4) 510 515
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (4) 690 703
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (4) 375 389
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (4) 385 402
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/37  4,295 4,490
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.00%, 12/31/42  3,970 4,055
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.25%, 12/31/47  5,940 6,121
Maryland Economic Dev., Annapolis Mobility & Resilience Project,
5.25%, 6/30/53  1,185 1,213
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  2,500 2,400

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/28  690 697
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/29  815 823
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/30  845 851
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/31  880 885
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  815 818
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/34  765 762
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  260 257
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/40  3,255 3,034
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/50  12,335 10,613
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  950 961
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (1) 1,680 1,718
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (1) 2,000 2,039
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 7/1/55  12,990 13,057
Maryland Economic Dev., Constellation Energy Group, Series B,
VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  10,000 10,094
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  6,055 5,499
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  3,500 3,037
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/24  1,225 1,231
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/25  1,285 1,305
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/26  600 616
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 691
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 514
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 855
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,162
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,067
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,934
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,659
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 11,848
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  17,475 17,116
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/29  295 315

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/30  670 721
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/31  585 634
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/32  500 545
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/33  545 592
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,288
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,140 8,573
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  7,900 8,468
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (4) 6,905 7,043
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.00%, 6/30/40 (4) 1,750 1,786
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.00%, 6/30/41 (4) 2,850 2,905
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.00%, 12/31/41 (4) 2,500 2,549
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/47 (4) 2,350 2,403
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/52 (4) 4,000 4,059
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/55 (4) 37,815 38,287
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  700 700
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/34  1,000 984
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/44 (4) 6,400 6,509
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/49 (4) 18,305 18,547
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/24  465 464
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25  400 403
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,495 1,496
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 178
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,776
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 329
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  375 378
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  325 327
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,125 2,107
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 2,965
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 188

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 218
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/24  1,445 1,450
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,000 1,012
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 525
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  1,515 1,587
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,850 5,067
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,750 2,869
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  8,655 9,000
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (5) 420 421
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/25 (5) 470 475
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (5) 505 515
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (5) 800 833
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (5) 525 546
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (5) 560 581
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (5) 1,325 1,374
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (5) 705 731
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/24 (5) 1,700 1,704
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25 (5) 2,010 2,030
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26 (5) 1,815 1,848
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/27 (5) 2,280 2,371
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28 (5) 3,405 3,536
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29 (5) 3,100 3,214
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/30 (5) 3,930 4,072

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/31 (5) 3,765 3,900
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/35 (5) 11,075 11,452
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/43 (5) 4,560 4,627
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25  600 597
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/26  635 642
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27  500 506
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/31  1,850 1,870
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/35  3,845 3,875
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/39  3,850 3,859
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/27  1,600 1,600
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/33  2,570 2,563
Maryland HHEFA, 4.00%, 7/1/39 (Prerefunded 7/1/24) (6) 2,475 2,485
Maryland HHEFA, 5.875%, 7/1/43 (1) 2,000 1,976
Maryland HHEFA, 6.125%, 7/1/53 (1) 3,745 3,697
Maryland HHEFA, 6.25%, 7/1/63 (1) 6,000 5,913
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 959
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  510 513
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/24  545 545
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 929
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  430 445
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 392
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 612
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 588
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 2,417
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,540 1,589
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  18,660 18,840
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/34  2,565 2,536
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/35  1,840 1,789
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (1) 820 768
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (1) 1,500 1,359
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  280 267
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  780 792
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 211
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,027
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 544
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,026
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,830 2,846
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,772
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  7,100 6,875
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,242

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 626
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  2,835 2,910
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 14,907
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,645 2,647
Maryland HHEFA, Edenwald Issue, Retirement Fac., 3.125%,
1/1/24  200 200
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/29  1,515 1,465
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  995 960
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  875 879
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/26  1,015 1,021
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/27  1,920 1,930
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/28  2,070 2,080
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%, 1/1/37  17,730 17,745
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,565 10,282
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  3,970 2,467
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  12,575 9,508
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/37  4,380 4,358
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/40  5,000 4,806
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (1) 285 285
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (1) 1,265 1,215
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (1) 1,800 1,652
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (1) 1,530 1,402
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (2)(7) 6,875 7,136
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (7) 1,505 1,515
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,093
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (7) 490 493
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%, 7/1/41  18,475 18,475
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%, 7/1/38  6,590 6,593
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,102
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,256
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,215

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,925 4,120
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%, 7/1/33  1,015 1,066
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30  480 482
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33  1,210 1,213
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,438
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/45  7,330 6,848
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27  435 441
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28  500 507
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32  595 602
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45  5,000 5,013
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/24  500 506
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/49  8,860 9,144
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/24  700 701
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/42  2,435 2,127
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/24  250 251
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/25  100 102
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/26  225 231
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/27  850 873
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/28  650 668
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/29  1,295 1,296
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/30  1,020 1,045
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/31  680 696
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/32  890 910
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/33  300 306
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/34  1,005 1,005
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/35  275 280
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/36  650 661
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/42  3,000 3,003
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/25  260 264
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/28  300 308
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/29  315 323
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/34  1,330 1,358
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/36  575 584
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (5) 8,170 9,063
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (7) 16,565 17,917
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,165
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 908
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  13,840 12,505
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,007

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,046
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  10,840 10,842
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  3,870 3,960
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  17,145 17,337
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  1,765 1,745
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/31  5,615 5,618
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/33  2,000 2,001
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  10,520 10,522
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  1,830 1,874
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,000 1,024
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,200 1,230
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,500 1,531
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/38  6,345 6,404
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30  945 942
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/24  1,875 1,888
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  1,030 1,050
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34  1,000 1,017
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40  16,375 16,514
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  25,760 25,881
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  13,160 11,620
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 933
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,700 1,709
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  350 349
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,965 2,910
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  1,990 1,900
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  400 378
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,289
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  975 1,047
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,205 1,313
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,489
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/34  745 751
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  5,315 4,806
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  11,135 9,781
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  10,185 8,782
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,435
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 2,980
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,147

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 524
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
4.00%, 7/1/48  3,500 3,198
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 3.20%, 7/1/41  4,415 4,415
Maryland IDA, McDonogh School, 4.00%, 9/1/43  1,000 957
Maryland IDA, McDonogh School, 4.00%, 9/1/48  1,600 1,466
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/41  3,980 3,930
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/47  5,000 4,742
Maryland Stadium Auth. Built to Learn Revenue, Series A, 4.00%,
6/1/52  8,190 7,540
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/37  5,250 5,532
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  41,760 45,663
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,590 14,916
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,367
Maryland Transportation Auth., Series A, 3.00%, 7/1/47  1,740 1,353
Maryland Transportation Auth., Series A, 5.00%, 7/1/34  1,325 1,509
Maryland Transportation Auth., Series A, 5.00%, 7/1/46  7,385 7,946
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33 (4) 3,250 3,288
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/37 (4) 7,530 7,421
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/38 (4) 7,830 7,683
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/39 (4) 8,145 7,919
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/24 (4) 2,560 2,561
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/25 (4) 2,690 2,691
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/26 (4) 2,820 2,820
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/27 (4) 2,965 2,965
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/30 (4) 4,615 4,944
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012A, 5.00%, 6/1/28 (4) 2,000 2,122
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2019, 5.00%, 6/1/28 (4) 3,110 3,110

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Transportation Fac. Project, 4.00%,
7/1/45  8,170 7,992
Maryland Transportation Auth., Transportation Fac. Project, 4.00%,
7/1/50  15,035 14,467
Montgomery County, Series A, GO, 4.00%, 8/1/38  10,070 10,348
Montgomery County, Series A, GO, 4.00%, 8/1/39  4,000 4,078
Montgomery County, Series E, GO, VRDN, 3.20%, 11/1/37  4,260 4,260
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  7,000 6,731
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  840 840
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  3,895 3,999
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/54  7,880 8,490
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  32,930 23,016
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/35  490 554
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/36  485 541
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/37  555 610
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/38  485 527
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,975 3,198
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  4,335 4,723
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  6,300 6,848
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/66  10,740 11,629
Montgomery County Housing Opportunities Commission, Green
Bond, Series A, VRDN, 3.20%, 1/1/63  6,150 6,150
Montgomery County Housing Opportunities Commission, Housing
Dev., Series A, VRDN, 3.25%, 1/1/49  500 500
Montgomery County, Consolidated Public Improvement, Series A,
GO, 3.75%, 11/1/38  1,110 1,075
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  5,000 3,415
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 2,848
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  10,740 10,332
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  5,000 5,043
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/24  930 933
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/26  505 506

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/27  1,000 1,001
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (1) 3,500 3,386
Prince George's County, National Harbor Project, 5.00%, 7/1/31  2,535 2,890
Prince George's County, National Harbor Project, 5.00%, 7/1/32  1,160 1,338
Prince George's County, Westphalia Town Center Project, 5.00%,
7/1/30 (1) 600 599
Prince George's County, Westphalia Town Center Project, 5.125%,
7/1/39 (1) 1,350 1,265
Prince George's County, Westphalia Town Center Project, 5.25%,
7/1/48 (1) 6,600 6,095
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/24  1,785 1,776
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 981
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 749
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 489
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  5,090 4,539
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 494
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 490
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,327
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,436
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  1,000 908
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 798
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,316
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  4,750 4,054
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 5,926
Saint Mary's County, GO, 4.00%, 8/1/38  1,450 1,476
Saint Mary's County, GO, 4.00%, 8/1/39  1,975 1,996
Saint Mary's County, GO, 4.00%, 8/1/40  2,050 2,063
Saint Mary's County, GO, 4.00%, 8/1/41  1,000 1,006
Saint Mary's County, GO, 4.00%, 8/1/42  2,220 2,221
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/51  17,830 17,559
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,744
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 1,780
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,204
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 3,734
Washington Suburban Sanitary Commission, Series A, VRDN,
BAN, 3.25%, 6/1/24  21,700 21,700
Washington Suburban Sanitary Commission, Series B, GO, VRDN,
BAN, 3.27%, 6/1/24  200 200
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2.25%, 6/1/41  3,710 2,683

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 3.00%, 6/1/44  5,845 4,614
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/36  5,000 5,107
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/41  1,450 1,455
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/47  5,260 5,203
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/48  5,000 4,924
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/50  7,000 6,845
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/51  10,000 9,753
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/35  2,225 2,316
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/38  12,585 12,973
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/41  1,670 1,876
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24) (6) 3,040 3,069
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40
(Prerefunded 7/1/24) (6) 3,020 3,049
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 (Prerefunded
7/1/24) (6) 6,570 6,647
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  195 195
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,800 2,810
Westminster, Lutheran Village at Millers Grant, Series A, 6.125%,
7/1/39  2,500 2,506
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  3,145 3,152
2,011,213
PUERTO RICO 4.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 11,196 5,822
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 8,291 4,343
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 2,400 2,424
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,000 1,000
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  343 335
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,649

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  9,445 8,815
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  7,717 7,058
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  4,024 3,594
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  2,208 1,905
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,000 1,044
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  — —
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)(10) 55 14
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (9)(10) 4,690 1,172
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (9)
(10) 850 212
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (9)
(10) 1,925 481
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (9)
(10) 85 21
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (9)
(10) 210 53
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)(10) 270 68
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (9)(10) 1,045 261
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)(10) 340 85
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)(10) 415 104
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)(10) 55 14
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (9)(10) 1,760 440
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 45 11
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 460 115
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 225 56
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)(10) 95 24
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)(10) 255 64
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)(10) 195 49
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)(10) 65 16
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)(10) 110 27
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (9)(10) 1,110 277
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)(10) 90 23
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)(10) 830 207
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)(10) 240 60
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)(10) 95 24
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  2,000 1,290

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  21,570 20,359
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  14,000 13,574
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,249 2,961
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,200 3,007
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,341
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  10,592 10,026
Puerto Rico Sales Tax Fin., Restructured, Converted, Series A-2,
4.329%, 7/1/40  4,180 3,957
98,382
Total Investments in Securities 98.4%
(Cost $2,255,202) $ 2,151,959
Other Assets Less Liabilities 1.6% 33,942
Net Assets 100.0% $ 2,185,901
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$52,660 and represents 2.4% of net assets.
(2) Escrowed to maturity
(3) Insured by Financial Guaranty Insurance Company
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Municipal Corporation
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by AMBAC Assurance Corporation
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10) Non-income producing
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Maryland Tax-Free Bond Fund

Valuation Inputs   On November 30, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F87-054Q3 11/23